SEGMENT REPORTING (Revenue and Property and Equipment, by Geographical Areas) (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 64,324	$ 45,772	$ 68,801	$ 56,338
Property and equipment, net	3,298		2,325	1,901
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,270	41,853	62,760	50,837
Property and equipment, net	1,331		595	760
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	799	381	518	311
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,182	1,660	2,636	2,657
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,842	940	1,463	1,645
LATAM
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,231	$ 938	1,424	888
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,593		1,625	997
Rest of the World
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 374		$ 105	$ 144